Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable	$ 839	$ 2,501
Accrued contract settlement, current portion	333
Accrued compensation and benefits	33	153	$ 234
Other accrued liabilities	465	717	1,462
Total accounts payable and accrued liabilities	$ 1,670	$ 3,371	$ 3,219